INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
Interest Income and Interest Expense Disclosure [Text Block]

21. INTEREST EXPENSE

          Interest expense for the years ended December 31, 2009, 2010 and 2011 consist of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Interest on bank loans	12,144	14,305	19,975
Accrued interest on unrecognized tax benefits (Note 12)	183	237	514
Amortization of debt issuance costs	23	19	19
Accretion of guarantee fee payable	10	—	—
Interest penalty to original shareholders of acquired subsidiaries	401	129	2,503
Interest on loans from unrelated parties	133	2	2,567
Bank charges	409	343	718
Others	56	132	254

	13,359	15,167	26,550